AMBAC TREASURERS TRUST
SHORT-TERM U.S. GOVERNMENT INCOME FUND

Supplement Dated January 20, 1997 to Prospectus Dated
November 1, 1995, as supplemented May 10, 1996 and Statement of Additional Information
Dated November 1, 1996


Effective December 31, 1996, AMBAC Investment Management,
Inc., the investment adviser of AMBAC Short-Term U.S.
Government Income Fund, has changed its name to Cadre
Financial Services, Inc. The principal offices of the investment adviser are now located at 905 Marconi Avenue, Ronkonkoma, New York 11779.
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